INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 5,416	$ 5,325	$ 4,725
Utilities
Disclosure of operating segments [line items]
Investments in associates and joint ventures	871	887
Transport
Disclosure of operating segments [line items]
Investments in associates and joint ventures	1,981	1,925
Midstream
Disclosure of operating segments [line items]
Investments in associates and joint ventures	661	1,058
Data Infrastructure
Disclosure of operating segments [line items]
Investments in associates and joint ventures	1,879	1,297
Corporate
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 24	$ 158